Related Party Balances and Transactions - Schedule of Related Party Balances and Transactions (Parentheticals) (Details)	6 Months Ended
Jun. 30, 2025
Sixiang Zhuohong Private Equity LP [Member]
Schedule of Related Party Balances [Line Items]
Equity interest acquires, percentage	6.00%